Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable

	Note	December 31, 2021	December 31, 2020
			Note 22
Trade	11	$51,774	$23,637
Holdbacks		380	64
Accrued trade receivables		12,266	8,415
Contract receivables		$64,420	$32,116
Other		4,367	4,115
		$68,787	$36,231